Share-Based Compensation	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Share-Based Compensation
Share-Based Compensation
Prior to the Separation, CPG employees participated in NiSource's Omnibus Incentive Plan (the "NiSource Plan") and had outstanding awards under the NiSource Director Stock Incentive Plan (“NiSource Director Plan”), which was terminated in 2010. Upon the Separation, outstanding CPG employee restricted stock units, performance units and employee director awards previously issued under the NiSource Plan and NiSource Director Plan were adjusted and converted into new CPG share-based awards under the Columbia Pipeline Group, Inc. 2015 Omnibus Incentive Plan (the "Omnibus Plan") using a formula designed to preserve the intrinsic value and fair value of the awards immediately prior to the Separation. The performance targets applicable to the performance units were frozen at the levels achieved as of the Separation and pro-rated to reflect the proportion of the service period completed. Under the Omnibus Plan, these awards represent restricted stock units with no performance contingencies. All adjusted awards retained the vesting schedule of the original awards.
The Omnibus Plan term began on the effective date of the Separation. The Omnibus Plan provides for awards to employees and non-employee directors of incentive and nonqualified stock options, stock appreciation rights, restricted stock and restricted stock units, performance shares, performance units, cash-based awards and other stock-based awards. The Omnibus Plan provides that the number of shares of common stock of CPG available for awards is 8,000,000. At December 31, 2015, there were 5,513,260 shares reserved for future awards under the Omnibus Plan.
CPG recognized stock-based employee compensation expense of $7.9 million, $4.4 million and $1.1 million, during 2015, 2014 and 2013, respectively, as well as related tax benefits of $2.9 million, $1.6 million and $0.4 million, respectively.
As of December 31, 2015, the total remaining unrecognized compensation cost related to nonvested awards amounted to $21.0 million, which will be amortized over the weighted-average remaining requisite service period of 2.0 years.
Restricted Stock Units and Restricted Stock. In 2015, CPG granted restricted stock units and shares of restricted stock of 130,160, subject to service conditions. The total grant date fair value of the shares of restricted stock units and shares of restricted stock was $3.6 million, based on the average market price of CPG’s common stock at the date of each grant less the present value of any dividends not received during the vesting period, which will be expensed, net of forfeitures, over the vesting period which is generally three years. As of December 31, 2015, 129,665 nonvested (all of which are expected to vest) restricted stock units and shares of restricted stock were granted and outstanding for the 2015 award.
In 2015, NiSource granted restricted stock units and shares of restricted stock that were converted into 450,107 CPG restricted stock units at Separation, subject to service conditions. The total grant date fair value of the shares of restricted stock units and shares of restricted stock was $11.6 million, based on the average market price of NiSource’s common stock at the date of each grant less the present value of any dividends not received during the vesting period converted into CPG common stock awards, which will be expensed, net of forfeitures, over the vesting period which is generally three years. As of December 31, 2015, 450,107 nonvested (all of which are expected to vest) restricted stock units and shares of restricted stock were granted and outstanding for the 2015 award.
In 2014, NiSource granted restricted stock units and shares of restricted stock that were converted into 198,532 CPG restricted stock units at Separation, subject to service conditions. The total grant date fair value of the restricted stock units and shares of restricted stock was $4.2 million, based on the average market price of NiSource’s common stock at the date of each grant less the present value of dividends not received during the vesting period converted into CPG common stock awards, which will be expensed, net of forfeitures, over the vesting period which is generally three years. As of December 31, 2015, 198,532 nonvested (all of which are expected to vest) restricted stock units and shares of restricted stock were granted and outstanding for the 2014 award.
In 2013, NiSource granted restricted stock units and shares of restricted stock that were converted into 31,655 CPG restricted stock units at Separation, subject to service conditions. The total grant date fair value of the restricted stock units and shares of restricted stock was $0.5 million, based on the average market price of NiSource’s common stock at the date of each grant less the present value of dividends not received during the vesting period converted into CPG common stock awards, which will be expensed, net of forfeitures, over the vesting period which is generally three years. As of December 31, 2015, 30,087 nonvested (all of which are expected to vest) restricted stock units and shares of restricted stock were granted and outstanding for the 2013 award.
If the employee terminates employment before the service conditions lapse under the 2013, 2014 and 2015 awards due to (1) Retirement or Disability (as defined in the award agreement), or (2) death, the service conditions will lapse on the date of such termination with respect to a pro rata portion of the restricted stock units and shares of restricted stock. In the event of a Change-in-Control (as defined in the award agreement), all unvested shares of restricted stock and restricted stock units awarded prior to 2015 will immediately vest upon termination of employment occurring in connection with a change-in-control. Termination due to any other reason will result in all unvested shares of restricted stock and restricted stock units awarded being forfeited effective on the employee's date of termination.

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2014	230,187	$20.27
Performance shares converted to restricted shares at Separation	1,460,401	15.66
Granted	580,267	26.29
Forfeited	(495)	28.25
Vested	(1,568)	18.24
Nonvested and Expected to Vest at December 31, 2015	2,268,792	$18.85

Performance Shares. In 2015, CPG granted 161,504 performance shares subject to performance and service conditions. The grant date fair-value of the awards was $4.5 million, based on the average market price of CPG’s common stock at the date of the grant less the present value of dividends not received during the vesting period which will be expensed, net of forfeitures, over the three year requisite service period. The performance condition is based on achievement of relative total stockholder return, a non-GAAP financial measure that CPG defines as the annualized growth in dividends and share price as a share of CPG's common stock (calculated using a 20 trading day average of CPG's closing price, over a period beginning July 31, 2015 and ending on June 30, 2018) compared to the total stockholder return performance of a predetermined peer group of companies. The service conditions lapse on July 12, 2018 when the shares vest provided the performance criteria is satisfied. As of December 31, 2015, 161,504 nonvested performance shares were granted and outstanding of the 2015 award.
In 2014, NiSource granted performance shares that were converted to 586,219 CPG restricted stock units at Separation, subject to performance and service conditions. The grant date fair-value of the awards was $11.3 million, based on the average market price of NiSource’s common stock at the date of each grant less the present value of dividends not received during the vesting period which will be expensed, net of forfeitures, over the three year requisite service period. Through the conversion, the performance contingencies were removed from these awards. The service conditions lapse on February 28, 2017, when the shares vest. As of December 31, 2015, 586,219 nonvested (all of which are expected to vest) restricted stock units and shares of restricted stock were granted and outstanding for the 2014 award.
In 2013, NiSource granted performance shares that were converted to 874,182 CPG restricted stock units at Separation, subject to performance and service conditions. The grant date fair-value of the awards was $11.6 million, based on the average market price of NiSource’s common stock at the date of each grant less the present value of dividends not received during the vesting period which will be expensed, net of forfeitures, over the three year requisite service period. Through the conversion, the performance contingencies were removed from these awards. The service conditions lapsed on January 30, 2016 when the shares vested. As of December 31, 2015, 874,182 nonvested (all of which are expected to vest) restricted stock units and shares of restricted stock were granted and outstanding for the 2013 award.
If the employee terminates employment before the performance and service conditions lapse under the 2013, 2014 and 2015 awards due to (1) Retirement or Disability (as defined in the award agreement), or (2) death, the employment conditions will lapse with respect to a pro rata portion of the performance shares payable at target on the date of termination provided the performance criteria are met. In the event of a Change-in-Control (as defined in the award agreement), all unvested performance shares will immediately vest. Termination due to any other reason will result in all performance shares awarded being forfeited effective on the employee’s date of termination.

	Contingent Awards	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2014	1,460,401	$15.66
Performance shares converted to restricted shares at Separation	(1,460,401)	15.66
Granted	161,504	28.16
Forfeited	—	—
Vested	—	—
Nonvested and Expected to Vest at December 31, 2015	161,504	$28.16

Non-employee Director Awards. Currently, restricted stock units are granted annually to non-employee directors, subject to a non-employee director’s election to defer receipt of such restricted stock unit award. The non-employee director’s restricted stock units vest the first anniversary of the grant thereof, subject to special pro-rata vesting rules in the event of Retirement or Disability (as defined in the award agreement), or death. The vested restricted stock units are payable as soon as practicable following vesting except as otherwise provided pursuant to the non-employee director’s election to defer. As of December 31, 2015, a total of 52,035 units are outstanding to non-employee directors under the Omnibus Plan. Of these awards, 13,495 were granted under the NiSource Plan and converted into 21,399 CPG units while the remaining 30,636 were granted by CPG subsequent to the Separation.
Fully vested restricted stock units that remained outstanding under the NiSource Plan and NiSource Director Plan as of the Separation date were converted into CPG awards. All such awards shall be distributed to the directors upon their separation from CPG's board of directors or such later date as elected. As of December 31, 2015, 226,908 restricted stock units remain outstanding.
401(k) Match, Profit Sharing and Company Contribution. CPG has a voluntary 401(k) savings plan covering eligible employees that allows for periodic discretionary matches as a percentage of each participant’s contributions. CPG also has a retirement savings plan that provides for discretionary profit sharing contributions payable in shares of common stock to eligible employees based on earnings results; and eligible employees hired after January 1, 2010, receive a non-elective company contribution of three percent of eligible pay. For the years ended December 31, 2015, 2014 and 2013, CPG recognized 401(k) match, profit sharing and non-elective contribution expense of $9.8 million, $8.4 million and $6.1 million, respectively.